CASH FLOW ITEMS (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
Schedule of Other Non-cash Items, Operating Activities
Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2019	2018
Share-based compensation	28	$9.2	$8.4
Write-down of related party loan receivable	38	—	10.9
Write-down of assets	32	6.7	9.2
Write-down (reversal of write-down) of inventories	10	(12.3)	4.9
Effects of exchange rate fluctuation on cash and cash equivalents		(1.5)	4.7
Effect of exchange rate fluctuation on short-term investments		2.3	5.2
Effects of exchange rate fluctuation on restricted cash		0.5	0.3
Other		(1.5)	2.5
		$3.4	$46.1

Schedule of Changes in Non-cash Working Capital Items and Non-current Ore Stockpiles
Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2019	2018
Receivables and other current assets	$12.3	$(12.1)
Inventories and non-current ore stockpiles	(22.2)	(87.8)
Accounts payable and accrued liabilities	5.4	2.3
	$(4.5)	$(97.6)

ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS
Sadiola:
On December 20, 2019, the Company, together with its joint venture partner, AngloGold Ashanti Limited (“AGA”), entered into an agreement to sell their collective 82% interests in Société d'Exploitation des Mines d'Or de Sadiola S.A. ("Sadiola") to Allied Gold Corp. for a cash consideration of US$105 million ($52.5 million each to the Company and AGA), payable as follows:

•	$50 million upon the fulfillment or waiver of all conditions precedent and closing of the transaction ("Closing");

•	Up to a further $5 million, payable 8 days after Closing, to the extent that the cash balance of Sadiola at Closing is greater than an agreed amount;

•	$25 million upon the production of the first 250,000 ounces from the Sadiola Sulphides Project ("SSP"); and

•	$25 million upon the production of a further 250,000 ounces from the SSP.
The transaction remains subject to the fulfillment, or waiver, of a number of conditions precedent, including the receipt of certain approvals and releases from the Government of Mali. In addition, upon the fulfillment or waiver of all conditions precedent to the transaction but immediately prior to Closing, Sadiola will pay a dividend of $15 million pro rata to its shareholders.
As of December 31, 2019, the Sadiola disposal group met the criteria to be classified as held for sale. The Company’s anticipated share of the proceeds was less than the carrying amount of the Company’s investment in and receivable from Sadiola. This was considered by the Company to be an indicator of impairment for both the Sadiola assets and the Company’s investment in and receivable from Sadiola.
As a result, an assessment was performed and an impairment loss of $36.3 million, for the Company's share of the impairment recognized by Sadiola for the difference between the fair value less cost of disposal ("FVLCD") of Sadiola's net assets and their carrying value, was recognized in Loss from discontinued operations in the Consolidated statements of earnings (loss) for the year ended December 31, 2019. The FVLCD was determined by calculating the fair value of the Company’s share of the consideration receivable from Allied Gold Corp. (level 3 of the fair value hierarchy). The fair value of the consideration comprised of $25.0 million cash receivable upon Closing, $2.5 million cash receivable after Closing, and $12.0 million being the fair value ascribed to the payments contingent on reaching the production milestones. The significant estimates and assumptions used in determining the fair value of the contingent payments were the production profile and discount rate.
An impairment loss of $9.4 million, estimated as the difference between the carrying value of the investment ($38.9 million) and loan receivable ($10.0 million) and the FVLCD, was also recognized in Loss from discontinued operations in the Consolidated statements of earnings (loss) for the year ended December 31, 2019.
The total carrying value of $45.6 million is presented as current assets held for sale.
Yatela:
On February 14, 2019, Sadiola Exploration Limited ("SADEX"), an entity jointly held by the Company and AngloGold Ashanti Limited, entered into a share purchase agreement with the Government of Mali, whereby SADEX agreed to sell to the Government of Mali its 80% participation in Yatela, for consideration of $1. The transaction remains subject to the fulfillment of a number of conditions precedent, among which the adoption of two laws, confirming the change of status of Yatela to a state entity, and also the creation of a dedicated state agency, notably in charge of Yatela mine rehabilitation and closure. As part of the transaction, and upon its completion, SADEX will make a one-time payment of approximately $18.5 million to the said state agency, in an amount corresponding to the estimated costs of completing the rehabilitation and closure of the Yatela mine, and also financing certain outstanding social programs. Upon completion and this payment being made, SADEX and its affiliated companies will be released of all obligations relating to the Yatela mine including those relating to rehabilitation, mine closure and the financing of social programs.
As of March 31, 2019, the Yatela disposal group met the criteria to be classified as held for sale. The net carrying value of the investment in Yatela before classification as held for sale was in a liability position of ($13.2 million). A loss of $5.3 million as a result of writing down the carrying amount of the disposal group to its fair value less costs to sell was included in Loss from discontinued operations. The total carrying value of ($18.5 million) is presented as current liabilities held for sale.
Together the Sadiola and Yatela disposal groups are considered a separate geographical area of operation and have therefore been presented as discontinued operations in the Consolidated statement of earnings (loss).

	Notes	Assets held for sale - Sadiola	Liabilities held for sale - Yatela
Balance, December 31, 2018		$—	$—
Reclassification from Investments in associates and incorporated joint ventures	11	45.0	—
Reclassification from Other non-current assets	38	10.0	—
Reclassification from Provisions	16	—	(13.2)
Loss from discontinued operations		(9.4)	(5.3)
Balance, December 31, 2019		$45.6	$(18.5)
Earnings (loss) from discontinued operations related to Sadiola is comprised of the following:

		Years ended December 31,
	Notes	2019	2018
Share of net earnings (loss), net of income taxes	11	$(24.7)	$13.1
Impairment charge		(9.4)	—
Write-down of related party receivable		—	(10.9)
		$(34.1)	$2.2
Earnings (loss) from discontinued operations related to Yatela is comprised of the following:

	Years ended December 31,
	2019	2018
Share of net earnings, net of income taxes	$0.1	$1.0
Loss on investment in Yatela	(5.3)	—
	$(5.2)	$1.0

Net cash from (used in) discontinued operations:

	Years ended December 31,
	2019	2018
Net cash from operating activities	$2.1	$1.2
Net cash from investing activities	$4.1	$11.4
Net cash from financing activities	$—	$—
Net cash used in operating activities related to closed mines

		Years ended December 31,
	Notes	2019	2018
Net loss from closed mines		$(27.4)	$(7.4)
Adjustments for:
Share of net earnings (loss) from investment in associate and incorporated joint ventures, net of income taxes	11	(0.1)	(1.0)
Finance costs at closed mines	33	1.0	1.1
Changes in estimates of asset retirement obligations at closed sites	32	21.0	7.3
Other		—	0.2
Loss on investment in Yatela	12	5.3	—
Movement in non-cash working capital at closed sites		—	0.3
Adjustments for cash items:
Disbursements related to asset retirement obligations at closed sites	16(a)	(2.1)	(2.9)
Disbursements related to Yatela closure plan		—	(0.9)
		$(2.3)	$(3.3)

Schedule of Other Investing Activities
Other investing activities

		Years ended December 31,
	Notes	2019	2018
Disposal (acquisition) of investments		$2.8	$(8.0)
Repayment (prepayment) for other assets		2.8	(2.9)
Advances to related parties	38	(0.2)	(1.2)
Repayments from related parties	38	4.3	12.6
Other		(1.4)	—
		$8.3	$0.5

Schedule of Reconciliation of Long-term Debt Arising from Financing Activities
Reconciliation of long-term debt arising from financing activities

	Notes	Equipment Loan	7% Senior Notes	Total
Balance, January 1, 2018		$—	$391.6	$391.6
Non-cash changes:
Amortization of deferred financing charges		—	0.8	0.8
Change in fair value of embedded derivative	22(d)	—	6.1	6.1
Balance, December 31, 2018		$—	$398.5	$398.5
Cash changes:
Proceeds from equipment loan	20(b)	23.3	—	23.3
Deferred transaction costs		(0.3)	—	(0.3)
Repayments		(2.3)	—	(2.3)
Non-cash changes:
Amortization of deferred financing charges		—	0.9	0.9
Foreign currency translation		(0.3)	—	(0.3)
Change in fair value of embedded derivative	22(d)	—	(11.3)	(11.3)
Balance, December 31, 2019		$20.4	$388.1	$408.5